Variable Interest Entities (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Variable interest entities and its subsidiaries CNY entity	Dec. 31, 2010 Variable interest entities and its subsidiaries CNY	Dec. 31, 2009 Variable interest entities and its subsidiaries CNY
Variable Interest Entities
Number of PRC affiliated entities of the group, of which the entity is the primary beneficiary					3
Total assets	$ 521,298	3,280,996	3,854,456		960,070	1,644,806
Total liabilities	63,872	402,001	337,393		912,010	992,668
Net revenues	240,976	1,516,675	1,233,937	1,101,603	1,394,032	1,127,948	1,008,771
Net income (loss)	(97,958)	(616,537)	416,330	279,014	(245,060)	38,906	57,804
Net cash provided by (used in) operating activities	78,075	491,400	366,665	259,599	73,425	8,688	(7,704)
Net cash used in investing activities	(7,312)	(46,023)	(400,021)	(256,243)	(80,473)	(192,449)	(346,255)
Net cash provided by (used in) financing activities	$ (20,624)	(129,810)	511,168	(57,166)	(105,903)	287,846	387,749